Notes to the Profit or Loss Statement - Summary of Selling Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of selling expenses [line items]
Selling expenses	€ 92,402,354	€ 121,542,621	€ 107,742,684
Personnel expenses [member]
Disclosure of selling expenses [line items]
Selling expenses	48,562,000	63,517,000	52,823,000
Consumable supplies [member]
Disclosure of selling expenses [line items]
Selling expenses	49,000	86,000	125,000
Amortization of intangible assets [member]
Disclosure of selling expenses [line items]
Selling expenses	162,000	138,000	8,000
External services [member]
Disclosure of selling expenses [line items]
Selling expenses	35,826,000	51,265,000	50,727,000
Depreciation and other costs for infrastructure [member]
Disclosure of selling expenses [line items]
Selling expenses	1,523,000	870,000	700,000
Other Operating expenses [member]
Disclosure of selling expenses [line items]
Selling expenses	€ 6,280,000	€ 5,667,000	€ 3,360,000